Inventories - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Inventories pledged as security for liabilities	€ 20	€ 17	€ 15